Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

19. Commitments and contingencies

Operating lease commitments

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were RMB 7,332,721, RMB 11,253,841 and RMB 15,931,076 (US$ 2,448,561), respectively.

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2017:

	RMB	US$
Year ending December 31:
2018	43,905,311	6,748,123
2019	40,490,584	6,223,289
2020 and after	8,789,893	1,350,982

Total	93,185,788	14,322,394

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents.